Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 825,907,188.29
Previously Paid Amount	0.00
Total Fee Amount	114,057.78
Total Offset Amount	114,057.78
Net Fee	$ 0.00